Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, shares authorized (in Shares)	2,166,666,666	2,166,666,666
Ordinary shares, par value (in Dollars per share)	$ 0.0000462	$ 0.0000462
Ordinary shares, shares issued (in Shares)	2,436,907	759,107
Ordinary shares, shares outstanding (in Shares)	2,436,907	759,107
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	2,166,250,000	2,166,250,000
Ordinary shares, par value (in Dollars per share)	$ 0.0000462	$ 0.0000462
Ordinary shares, shares issued (in Shares)	2,258,611	580,811
Ordinary shares, shares outstanding (in Shares)	2,258,611	580,811
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	416,666	416,666
Ordinary shares, par value (in Dollars per share)	$ 0.0000462	$ 0.0000462
Ordinary shares, shares issued (in Shares)	178,296	178,296
Ordinary shares, shares outstanding (in Shares)	178,296	178,296